Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	December 31, 2023	December 31, 2022
ROU lease assets	$13,059,561	$13,921,825

Operating lease liabilities – current	$2,198,192	$1,770,398
Operating lease liabilities – non-current	11,691,251	12,620,070
Total operating lease liabilities	$13,889,443	$14,390,468

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	7.52	8.53
Weighted average discount rate *	4.22%	4.35%
*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC. For lease contracts entered from fiscal year 2022 to the first half of fiscal year 2023, the Company used new incremental borrowing rate of 3.95%. For lease contracts entered in and after the second half of fiscal year 2023, the Company used new incremental borrowing rate of 5.00%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
2024	$2,742,956
2025	2,301,330
2026	2,069,924
2027	2,042,720
2028	1,854,723
Thereafter	5,510,932
Total lease payments	16,522,585
Less: imputed interest	(2,633,142)
Present value of lease liabilities	$13,889,443